SUMMARY OF WARRANTS AND OUTSTANDING (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding	88,889	88,889
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding	88,889	88,889
Warrants Exercise Price	$ 22.50	$ 22.50
Expiration Date	Oct. 14, 2026	Oct. 14, 2026